Operations in hydrocarbon consortiums - Additional information (Detail) $ in Thousands									12 Months Ended
	Jan. 01, 2025	Oct. 11, 2022	Jan. 17, 2022 USD ($)	Sep. 16, 2021	Jun. 28, 2021	Dec. 21, 2018 USD ($)	Aug. 22, 2018 USD ($)	Jul. 11, 2016	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020	Dec. 16, 2024
Statement [Line Items]
Ownership percentage										100.00%
Proportion of ownership interest in joint operation										100.00%
Trafigura Argentina SA [Member]
Statement [Line Items]
Proportion Of Rights Of The Production	100											100
Aguada Federal and Bandurria Norte [Member]
Statement [Line Items]
Acquisitions through business combinations, property, plant and equipment									$ 68,743
Wintershall [Member]
Statement [Line Items]
Percenatge Of Investments Costs									50.00%
AFBN [Member]
Statement [Line Items]
Consideration paid (received)			$ 140,000
Down Payment			90,000
Installment			$ 50,000							$ 25,000
Trafigura [Member] | Farmout agreement I [Member]
Statement [Line Items]
Consideration paid (received)									$ 25,000
Down Payment									5,000
Installment									5,000
Trafigura [Member] | Farmout agreement II [Member]
Statement [Line Items]
Percentage Of Contractual Rights		25
Consideration paid (received)									20,400
Installment									$ 6,800
Percentage Of Investment Costs		25
Bottom of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage									55.00%
Proportion of ownership interest in joint operation									55.00%
Top of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage									84.62%
Proportion of ownership interest in joint operation									84.62%
Vista Argentina [member]
Statement [Line Items]
Percenatge Of Investments Costs					20.00%
Percentage Of Contractual Rights					20
Shell And Vista [Member]
Statement [Line Items]
Capital contribution							$ 10,000
Entre Lomas [Member] | Drill And Complete [Member]
Statement [Line Items]
Estimate Cost To Fulfil The Commitment									$ 10,520
Entre Lomas [Member] | Drill And Complete 2 [Member]
Statement [Line Items]
Estimate Cost To Fulfil The Commitment									$ 7,000
Bajada del Palo [Member]
Statement [Line Items]
Concession term						35 years
Royalties percentage						12.00%
Operating bonus payable						$ 1,168
Infrastructure bonus payable						2,796
Corporate Social Responsibility						3,935
Payment of stamp tax						$ 1,102
Percentage Of Ownership						100.00%
Coirn Amargo Norte [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage											61.11%
Incremental participation percentage											6.11%
Proportion of ownership interest in joint operation											61.11%
Acambuco [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage									1.50%
Proportion of ownership interest in joint operation									1.50%
Acambuco [Member] | Pan American Energy LLC [Member]
Statement [Line Items]
Ownership percentage									52.00%
Proportion of ownership interest in joint operation									52.00%
Acambuco [Member] | YPF SA [Member]
Statement [Line Items]
Ownership percentage									22.50%
Proportion of ownership interest in joint operation									22.50%
Acambuco [Member] | WPX Energy [Member]
Statement [Line Items]
Ownership percentage									1.50%
Proportion of ownership interest in joint operation									1.50%
Acambuco [Member] | Shell Argentina S A [Member]
Statement [Line Items]
Ownership percentage									22.50%
Proportion of ownership interest in joint operation									22.50%
Coirn Amargo Sur Oeste [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage exchanged							35.00%
Aguila Mora [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage							90.00%
Ownership percentage exchanged							90.00%
Proportion of ownership interest in joint operation							90.00%
Coiron Amargo [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage								55.00%
Proportion of ownership interest in joint operation								55.00%
Coiron Amargo [Member] | Madalena Energy Argentina SRL [Member]
Statement [Line Items]
Ownership percentage								35.00%
Proportion of ownership interest in joint operation								35.00%
Coiron Amargo [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage								10.00%
Proportion of ownership interest in joint operation								10.00%
Aguada Federal [Member]
Statement [Line Items]
Ownership percentage	100.00%			100.00%
Percentage Of Non operated Interest				50.00%
Proportion of ownership interest in joint operation	100.00%			100.00%
Aguada Federal [Member] | Non operating interest [member]
Statement [Line Items]
Percentage Of Non operated Interest				50.00%
ELO [Member] | Adjust Exisrting And New Facilities [Member]
Statement [Line Items]
Estimate Cost To Fulfil The Commitment									$ 3,117
25 de Mayo-Medanito SE and Jagüel de los Machos [Member] | Adjust Exisrting And New Facilities [Member]
Statement [Line Items]
Estimate Cost To Fulfil The Commitment									1,432
25 de Mayo-Medanito SE and Jagüel de los Machos [Member] | Drill And Complete [Member]
Statement [Line Items]
Estimate Cost To Fulfil The Commitment									7,685
25 de Mayo-Medanito SE and Jagüel de los Machos [Member] | Drill And Complete 2 [Member]
Statement [Line Items]
Estimate Cost To Fulfil The Commitment									$ 9,951
Bandurria Norte and Aguada Federal [Member] | Operating Interest [member]
Statement [Line Items]
Percentage Of Non operated Interest			50.00%
Proportion of voting rights held in subsidiary			100.00%